18. INVESTMENTS (Details 4) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Share capital		R$ 7,294	R$ 7,294	R$ 7,294
Equity		R$ 15,891	R$ 15,939	R$ 14,330	R$ 12,934
Cemig Geracao E Transmissao [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Geração e Transmissão
Number of shares		2,896,785,358
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 2,600	R$ 2,600	R$ 1,838
Equity		R$ 5,136	R$ 4,980	R$ 4,794
Madeira Energia (Santo Antonio plant) [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Madeira Energia (Santo Antônio plant)
Number of shares		12,034,025,147
Cemig interest %		15.51%	15.51%	18.13%
Share capital		R$ 10,620	R$ 10,620	R$ 9,547
Equity		R$ 3,705	R$ 4,657	R$ 5,327
Hidreletrica Cachoeirao [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Hidrelétrica Cachoeirão
Number of shares		35,000,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 35	R$ 35	R$ 35
Equity		R$ 110	R$ 100	R$ 118
Guanhaes Energia [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Guanhães Energia
Number of shares		548,626,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 549	R$ 396	R$ 331
Equity		R$ 268	R$ 228	R$ 51
Hidreletrica Pipoca [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Hidrelétrica Pipoca
Number of shares		41,360,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 41	R$ 41	R$ 41
Equity		R$ 63	R$ 63	R$ 53
Baguari Energia [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[1]	Baguari Energia
Number of shares	[1]	26,157,300,278
Cemig interest %	[1]	69.39%	69.39%	69.39%
Share capital	[1]	R$ 187	R$ 187	R$ 187
Equity	[1]	R$ 227	R$ 234	R$ 214
Central Eolica Praias De Parajuru [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Central Eólica Praias de Parajuru
Number of shares		71,834,843
Cemig interest %		100.00%	100.00%	49.00%
Share capital		R$ 72	R$ 72	R$ 71
Equity		R$ 89	R$ 80	R$ 89
Central Eolica Volta do Rio [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Central Eólica Volta do Rio
Number of shares		138,867,440
Cemig interest %		100.00%	100.00%	49.00%
Share capital		R$ 139	R$ 139	R$ 117
Equity		R$ 58	R$ 84	R$ 116
Central Eolica Praias De Morgado [Member]
Disclosure of detailed information about investment property [line items]
Number of shares
Cemig interest %				49.00%
Share capital				R$ 53
Equity				R$ 54
Lightger [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Lightger
Number of shares		79,078,937
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 79	R$ 79	R$ 79
Equity		R$ 95	R$ 86	R$ 83
Alianca Norte (Belo Monte plant) [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Aliança Norte (Belo Monte plant)
Number of shares		41,893,675,837
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 1,208	R$ 1,206	R$ 1,119
Equity		R$ 1,266	R$ 1,247	R$ 1,066
Amazonia Energia (Belo Monte plant) [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[1]	Amazônia Energia (Belo Monte plant)
Number of shares	[1]	1,322,597,723
Cemig interest %	[1]	74.50%	74.50%	74.50%
Share capital	[1]	R$ 1,323	R$ 1,322	R$ 1,230
Equity	[1]	R$ 1,380	R$ 1,359	R$ 1,163
Alianca Geracao [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Aliança Geração
Number of shares		1,291,582
Cemig interest %		45.00%	45.00%	45.00%
Share capital		R$ 1,291	R$ 1,291	R$ 1,291
Equity		R$ 1,858	R$ 1,858	R$ 1,858
Retiro Baixo [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Retiro Baixo
Number of shares		225,350,000
Cemig interest %		49.90%	49.90%	49.90%
Share capital		R$ 225	R$ 223	R$ 223
Equity		R$ 300	R$ 278	R$ 258
Renova [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[1],[2]	Renova
Number of shares	[1],[2]	41,719,724
Cemig interest %	[1],[2]	36.23%	36.23%	36.23%
Share capital	[1],[2]	R$ 2,961	R$ 2,919	R$ 2,919
Equity	[1],[2]	R$ (1,091)	R$ (76)	R$ 780
Usina Hidreletrica Itaocara S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[3]	Usina Hidrelétrica Itaocara S.A
Number of shares	[3]	69,282,514
Cemig interest %	[3]	49.00%	49.00%	49.00%
Share capital	[3]	R$ 69	R$ 22	R$ 11
Equity	[3]	R$ (45)	R$ 10	R$ 8
Cemig Ger.Tres Marias S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Ger.Três Marias S.A.
Number of shares		1,291,423,369
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 1,291	R$ 1,291	R$ 1,291
Equity		R$ 1,408	R$ 1,396	R$ 1,392
Cemig Ger.Salto Grande S.A [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Ger.Salto Grande S.A
Number of shares		405,267,607
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 405	R$ 405	R$ 405
Equity		R$ 446	R$ 440	R$ 440
Cemig Ger. Itutinga S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Ger. Itutinga S.A.
Number of shares		151,309,332
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 151	R$ 151	R$ 151
Equity		R$ 184	R$ 179	R$ 171
Cemig Geracao Camargos S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Geração Camargos S.A.
Number of shares		113,499,102
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 113	R$ 113	R$ 113
Equity		R$ 136	R$ 132	R$ 130
Cemig Geracao Sul S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Geração Sul S.A.
Number of shares		148,146,505
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 148	R$ 148	R$ 148
Equity		R$ 179	R$ 176	R$ 168
Cemig Geracao Leste S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Geração Leste S.A.
Number of shares		100,568,929
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 101	R$ 101	R$ 101
Equity		R$ 127	R$ 121	R$ 116
Cemig Geracao Oeste S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Geração Oeste S.A.
Number of shares		60,595,484
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 61	R$ 61	R$ 61
Equity		R$ 73	R$ 70	R$ 69
Rosal Energia S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Rosal Energia S.A. (‘Rosal’)
Number of shares		46,944,467
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 47	R$ 47	R$ 47
Equity		R$ 128	R$ 125	R$ 107
Sa Carvalho S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Sá Carvalho S.A. (‘Sá Carvalho’)
Number of shares		361,200,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 37	R$ 37	R$ 37
Equity		R$ 124	R$ 94	R$ 103
Horizontes Energia S.A [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Horizontes Energia S.A. (‘Horizontes’)
Number of shares		39,257,563
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 39	R$ 39	R$ 39
Equity		R$ 57	R$ 55	R$ 53
Cemig PCH S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig PCH S.A. (‘PCH’)
Number of shares		45,952,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 46	R$ 46	R$ 36
Equity		R$ 98	R$ 93	R$ 97
Cemig Geracao Poco Fundo S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[4]	Cemig Geração Poço Fundo S.A.
Number of shares	[4]	1,402,000
Cemig interest %	[4]	100.00%	100.00%	100.00%
Share capital	[4]	R$ 1	R$ 17	R$ 17
Equity	[4]	R$ 4	R$ 18	R$ 18
Empresa De Servicos De Comercializacao De Energia Eletrica S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Empresa de Serviços de Comercialização de Energia Elétrica S.A.
Number of shares		486,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital
Equity		R$ 28	R$ 27	R$ 18
Cemig Comercializadora De Energia Incentivada S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Comercializadora de Energia Incentivada S.A.
Number of shares		1,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 1	R$ 1	R$ 1
Equity		R$ 3	R$ 3	R$ 2
Cemig Trading S.A. [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Trading S.A. (‘Cemig Trading’)
Number of shares		1,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 1	R$ 1	R$ 1
Equity		R$ 31	R$ 28	R$ 29
Cemig Distribuicao [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[3]	Cemig Distribuição
Number of shares	[3]	2,359,113,452
Cemig interest %	[3]	100.00%	100.00%	100.00%
Share capital	[3]	R$ 5,372	R$ 2,772	R$ 2,772
Equity	[3]	R$ 4,708	R$ 4,642	R$ 3,737
Light [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Light
Number of shares		303,934,060
Cemig interest %		22.58%	26.06%	26.06%
Share capital		R$ 4,051	R$ 2,226	R$ 2,226
Equity		R$ 5,983	R$ 3,389	R$ 3,462
TAESA [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		TAESA
Number of shares		1,033,496,721
Cemig interest %		21.68%	21.68%	21.68%
Share capital		R$ 3,042	R$ 3,042	R$ 3,042
Equity		R$ 4,927	R$ 4,572	R$ 4,347
Cemig Telecom [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Telecom
Number of shares
Cemig interest %				100.00%
Share capital				R$ 292
Equity				R$ 247
Ativas Data Center [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Ativas Data Center
Number of shares		456,540,718
Cemig interest %		19.60%	19.60%
Share capital		R$ 182	R$ 182
Equity		R$ 82	R$ 84
GASMIG [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Gasmig
Number of shares		409,255,483
Cemig interest %		99.57%	99.57%	99.57%
Share capital		R$ 665	R$ 665	R$ 665
Equity		R$ 988	R$ 1,001	R$ 1,224
Cemig Geracao Distribuida [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Cemig Geração Distribuída
Number of shares		174,281
Cemig interest %		100.00%	100.00%	100.00%
Share capital			R$ 0	R$ 0
Equity		R$ 11	R$ 3	R$ 5
LEPSA [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[5]	LEPSA
Number of shares	[5]
Cemig interest %	[5]		100.00%	100.00%
Share capital	[5]		R$ 406	R$ 406
Equity	[5]		R$ 447	R$ 456
RME [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary	[5]	RME
Number of shares	[5]
Cemig interest %	[5]		100.00%	75.00%
Share capital	[5]		R$ 403	R$ 403
Equity	[5]		R$ 423	R$ 453
Efficientia [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Efficientia
Number of shares		15,121,845
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 15	R$ 15	R$ 6
Equity		R$ 17	R$ 18	R$ 7
Companhia De Transmissao Centroeste De Minas [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Companhia de Transmissão Centroeste de Minas
Number of shares		28,000,000
Cemig interest %		51.00%	51.00%	51.00%
Share capital		R$ 28	R$ 28	R$ 28
Equity		R$ 47	R$ 39	R$ 40
Axxiom Solucoes Tecnologicas [Member]
Disclosure of detailed information about investment property [line items]
Name of subsidiary		Axxiom Soluções Tecnológicas
Number of shares		58,365,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 58	R$ 47	R$ 47
Equity		R$ 27	R$ 17	R$ 24

[1]	Jointly-control under a Shareholders' Agreement.
[2]	In view of Renova's negative net equity, the Company reduced to zero the carrying value of its equity interests in this investee, at December 31, 2018.
[3]	An Extraordinary General Shareholders' Meeting held on August 7, 2019 approved increase in the share capital of Cemig D by R$2,600, through subscription of funds from Advances for Future Capital Increase (AFACs), paid in by the Company, without issuance of new shares.
[4]	The Extraordinary General Meeting of Shareholders held on August 29, 2019 approved changes to the bylaws of the subsidiary, changing its name and its corporate objects. With the alteration, the name of Usina Termeletrica Barreiro S.A. was changed to Cemig Geracao Poco Fundo S.A.
[5]	These investees were merged on April 24, 2019.